SCHEDULE OF FAIR VALUE OF STOCK OPTIONS GRANTED ASSUMPTIONS (Details)	9 Months Ended
Sep. 30, 2021 $ / shares
Equity [Abstract]
Weighted-average grant date fair value per share	$ 8.14
Risk-free interest rate, Minimum	0.76%
Risk-free interest rate, Maximum	0.84%
Expected term (in years)	5 years
Volatility, Minimum	368.00%
Volatility, Maximum	369.00%